Financial Instruments (Schedule of Financial Instruments Measured at Fair Value) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Qoros put option	[1]	$ 24,435
Assets measured at fair value		1,455,118	2,525,857
Liabilities
Financial guarantee	[2]		44,342
Liabilities measured at fair value		739,400	1,474,510	$ 4,243,589
Level 2 [Member]
Assets
Qoros put option		90,103
Derivatives not used for accounting hedge	[3]		1,471
Assets measured at fair value		90,103	1,471
Liabilities
Derivatives used for accounting hedge			439
Derivatives not used for accounting hedge			73
Liabilities measured at fair value			$ 512

[1]	Refer to Note 9.C.b.2.
[2]	Financial Guarantees contractual period in Qoros is dependent on Qoros's timeliness to meet the obligation of current loans payable.
[3]	Includes $3 million AIE's embedded derivative not used for hedging. This embedded derivative corresponds to the fair value of AIE?s gas agreement which lets AIE to resell its not-used gas on the corresponding market to a third party.